Segment reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment reporting
Summary of financial information of segment

	For the six months ended June 30, 2024
						Other and holding	Eliminations and	Group
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	companies	Unallocated	Consolidated
Segment results
Sales outside the Group	48,243	42,594	19,444	39,981	20,123	591	—	170,976
Intra-Group sales	29	—	290	—	281	3,775	(4,375)	—
Total revenue	48,272	42,594	19,734	39,981	20,404	4,366	(4,375)	170,976
Cost of sales	(20,268)	(15,799)	(14,010)	(12,285)	(10,186)	(717)	667	(72,598)
Gross profit	28,004	26,795	5,724	27,696	10,218	3,649	(3,708)	98,378
Other segment information
Depreciation and amortization	8,437	6,229	563	4,799	2,393	35	—	22,456
Of which: Right-of-use assets	5,739	5,470	329	3,756	1,435	—	—	16,729
Other	2,698	759	234	1,043	958	35	—	5,727
Provisions and impairment losses	(727)	510	529	(1,170)	(1,362)	—	—	(2,220)

	For the six months ended June 30, 2023
						Other and holding	Eliminations and	Group
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	companies	Unallocated	Consolidated
Segment results
Sales outside the Group	55,011	58,802	19,311	46,663	32,468	2,282	—	214,537
Intra-Group sales	2,041	—	615	—	551	1,708	(4,915)	—
Total revenue	57,052	58,802	19,926	46,663	33,019	3,990	(4,915)	214,537
Cost of sales	(25,093)	(16,740)	(14,693)	(17,639)	(15,884)	(200)	1,166	(89,083)
Gross profit	31,959	42,062	5,233	29,024	17,135	3,790	(3,749)	125,454
Other segment information
Depreciation and amortization	6,726	6,748	534	4,962	2,443	105	—	21,518
Of which: Right-of-use assets	4,163	5,593	330	3,595	1,448	—	—	15,129
Other	2,563	1,155	204	1,367	995	105	—	6,389
Provisions and impairment losses	(3,610)	1,824	584	1,060	(3,099)	—	—	(3,241)

Summary of non-current assets by geography

	At June 30,	At December 31,
	2024	2023
EMEA (1)	296,821	303,768
North America (2)	116,124	99,232
Greater China (3)	56,057	53,337
Other Asia (4)	9,620	11,549
Total non-current assets (other than deferred tax assets)	478,622	467,886
(1)	EMEA includes EU countries, the United Kingdom, Switzerland, the countries of the Balkan Peninsula, Eastern Europe, Scandinavian, Azerbaijan, Kazakhstan and the Middle East.
(2)	North America includes the United States of America and Canada.
(3)	Greater China includes Mainland China, Hong Kong, Macao and Taiwan.
(4)	Other Asia includes Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.